N-2	Aug. 01, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001830974
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-23619
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	5
Entity Registrant Name	Aspiriant Risk-Managed Capital Appreciation Fund
Entity Address, Address Line One	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
City Area Code	414
Local Phone Number	299-2270
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Aug. 01, 2023
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Transaction Expenses:
Maximum Sales Charge (Load) (as a percentage of subscription amount)	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Annual Expenses [Table Text Block]

Annual Expenses (As a percentage of Net Assets attributable to shares)(1)
Investment Management Fee(2)	0.50%
Other Expenses	0.55%
Acquired Fund Fees and Expenses(3)	1.13%
Total Annual Expenses(4)	2.18%
Less: Management Fee Waiver (5)	(0.40)%
Net Annual Expenses(4)	1.78%

(1)	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.

(2)	For its provision of advisory services to the Fund, the Investment Manager is entitled to an annual Investment Management Fee equal to 0.50% of the Fund’s net assets determined as of quarter-end, payable quarterly in arrears. The Investment Management Fee will be calculated before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.

(3)	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Investment Funds. Private Investment Funds generally charge, in addition to management fees calculated as a percentage of the average NAV of the Fund’s investment, performance-based fees generally from 0% to 20% of the net capital appreciation in the Fund’s investment for the year or other measurement period, subject to loss carryforward provisions, as defined in the respective Investment Funds’ agreements. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Managers (Investment Funds), which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.

(4)	Total and Net Annual Expenses in this table may not correlate to the gross and net ratios of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(5)	The Investment Manager has entered into an investment management fee limitation agreement (the “Management Fee Limitation Agreement”) with the Fund, whereby the Investment Manager has agreed to waive 0.40% of its Investment Management Fee on an annualized basis. The Management Fee Limitation Agreement became effective for one year following the Commencement of Operations and automatically renews for consecutive one-year terms thereafter (each a “Current Term”). Neither the Fund nor the Investment Manager may terminate the Management Fee Limitation Agreement during a Current Term.

Management Fees [Percent]	0.50%	[1],[2]
Acquired Fund Fees and Expenses [Percent]	1.13%	[2],[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.55%	[2]
Total Annual Expenses [Percent]	2.18%	[2],[4]
Waivers and Reimbursements of Fees [Percent]	(0.40%)	[2],[5]
Net Expense over Assets [Percent]	1.78%	[2],[4]
Expense Example [Table Text Block]

Example

You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$18	$64	$113	$248

The example is based on the annual fees and expenses set out on the table above, taking into account the fee waiver in the first year of each period and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund.

Expense Example, Year 01	$ 18
Expense Example, Years 1 to 3	64
Expense Example, Years 1 to 5	113
Expense Example, Years 1 to 10	$ 248
Purpose of Fee Table , Note [Text Block]

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. “Other Expenses,” as shown above, is an estimate based on anticipated investments in the Fund and anticipated expenses for the current fiscal year of the Fund’s operations, and includes, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, escrow agent and custodian. For a more complete description of the various fees and expenses of the Fund, see “INVESTMENT MANAGEMENT FEE,” “ADMINISTRATION,” “FUND EXPENSES,” and “PURCHASING SHARES.”

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at NAV and that the percentage amounts listed under annual expenses remain the same in the years shown. The assumption in the hypothetical example of a 5% annual return is the same as that required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Shares.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, STRATEGIES AND OVERVIEW OF INVESTMENT PROCESS

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation. The Fund intends to invest substantially all of its assets primarily in general or limited partnerships, U.S. and foreign funds (including open-end funds, closed-end funds and exchange-traded funds), corporations, trusts or other investment vehicles (collectively, “Investment Funds”) that invest or trade in a wide range of securities. The Fund intends to invest its assets in U.S. and foreign markets, including emerging markets, securities and Investment Funds.

Investment Strategies

The Fund seeks to achieve its investment objective by allocating its assets among Investment Funds that utilize one or more of the following investment strategies: Public and Private Equity (including but not limited to buyouts, venture capital and growth equity) (the “Private Equity and Venture Capital Strategies”); Public and Private Credit (including but not limited to senior loans, subordinated debt, and mezzanine debt) (the “Credit-Based Strategy”); Hedge Funds (including but not limited to Long/Short Equity and Global Macro/Managed Futures (the “Long/Short and Global Macro/Managed Futures Strategies”) and Event Driven and Multi-Strategy/Relative Value (the “Event Driven and Multi-Strategy/Relative Value Strategies”); and Short-Term Liquidity Management (including but not limited to money market and short duration fixed income) (the “Short-Term Liquidity Management Strategy”). The Fund may invest in U.S. and foreign, including emerging market, securities and Investment Funds.

In selecting Investment Funds and asset class exposures, the Investment Manager will take asset diversification and potential volatility of return into account. In seeking to achieve the Fund’s investment objective, preserve capital and fund capital calls from private funds, the Investment Manager may invest a portion of the Fund’s net assets in cash, cash equivalents and selected fixed income strategies.

●	The Private Equity and Venture Capital Strategies are composed of Investment Funds that invest in private firms not listed on a traditional equity or fixed income market.

●	The Credit-Based Strategy seeks to provide superior risk-adjusted investment performance by focusing on less efficient areas of the global fixed income markets (including certain sectors of the U.S. fixed income markets).

●	The Long/Short Equity and Global Macro/Managed Futures Strategies are composed of Investment Funds that predominantly invest in all global markets, including the U.S. domestic markets.

●	The Event Driven and Multi-Strategy/Relative Value Strategies generally invest in Investment Funds that have a relatively low or negative correlation to the equity markets and may have less volatility through the use of arbitrage-based strategies and hedging tools (e.g., “market” puts and calls, etc.).

●	The Short-Term Liquidity Management Strategy may, among other things, invest in Investment Funds that hold cash or invest in cash equivalents. The cash equivalents in which the Fund may invest include, among other things: obligations of the United States Government, its agencies or instrumentalities; commercial paper; and certificates of deposit and bankers’ acceptances issued by United States banks that are members of the Federal Deposit Insurance Corporation.

●	The Fund may also enter into repurchase agreements and may purchase shares of money market mutual funds in accordance with applicable legal restrictions.

Investment Process

In selecting and monitoring particular Investment Funds to which the Fund will allocate assets, the Investment Manager will be guided by the following general criteria:

●	the Investment Fund’s and the Underlying Manager’s past performance and reputation;

●	the degree to which a specific Underlying Manager or Investment Fund complements and balances the Fund’s portfolio and correlates to the strategies employed by other Underlying Managers and Investment Funds selected by the Fund;

●	the fees payable in connection with a particular investment;

●	the size of assets managed;

●	the continued favorable outlook for the strategy employed; and

●	the ability of the Fund to make withdrawals or liquidate its investment.

In reviewing the degree to which a specific Investment Fund complements and balances the Fund’s portfolio, the Investment Manager utilizes quantitative methods to calculate correlations amongst Underlying Managers during the selection and ongoing monitoring of the investments. The Investment Manager will consider the fees payable in connection with a particular investment to evaluate execution and compare net returns. The Investment Manager will consider the assets under management of the Underlying Managers to evaluate whether the Underlying Managers are appropriate for the respective underlying strategies, given that certain strategies may be more or less appropriate at different asset levels. In an effort to optimize its investment program, the Fund may allocate a portion of its capital to managers who lack historical track records but, in the Investment Manager’s judgment, offer exceptional potential.

The Investment Manager will see this effort revisited from time to time for the life of the Fund. The Investment Manager intends to monitor the overall level of assets managed, the estimated capacity of each Investment Fund, any management or firm ownership changes and the adherence to the pre-defined strategy and risk/return targets set forth when the investment was made. The Investment Manager will regularly monitor the returns of each Investment Fund in an effort to evaluate whether its return pattern is consistent with the expected return pattern for that particular Investment Fund or investment strategy, as applicable. If any Investment Fund’s returns fall outside certain limits established by the Investment Manager, the Investment Manager may carry out a formal review of the Investment Fund to determine if a reallocation of the Fund’s assets is necessary.

Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS

All investments carry risks to some degree. The Fund cannot guarantee that its investment objective will be achieved or that its strategy of investing in the Investment Funds will be successful. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost. The Fund allocates its assets to Underlying Managers and invests in Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Various other types of risks are also associated with investments in the Fund, including risks relating to the fund of funds structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of the Shares. Below is a list of principal risks of investing in the Fund. Different risks may be more significant at different times, depending on market conditions.

General Risks

Limited Operating History. The Fund is a recently-organized closed-end management investment company that has limited operating history and no public trading of its shares. The Fund is designed primarily as a long-term investment vehicle and not as a trading tool. An investment in the Fund’s Shares should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective. The value of the Fund’s Shares could decline substantially and cause you to lose some or all of your investment.

Lack of Operating History of Investment Funds. Certain Investment Funds may be newly formed entities that have no operating histories. In such cases, the Investment Manager may evaluate the past investment performance of the applicable Underlying Managers or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in an Investment Fund. Although the Investment Manager and its affiliates and their personnel have experience evaluating the performance of alternative asset managers and providing manager selection and asset allocation services to clients, the Fund’s investment programs should be evaluated on the basis that there can be no assurance that the Investment Manager’s assessments of Underlying Managers, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

Industry Concentration Risk. Certain Investment Funds are not subject to industry concentration restrictions on their investments and, in some cases, may invest 25% or more of the value of their total assets in a single industry or group of related industries. Although the Fund does not believe it is likely to occur given the nature of its investment program, it is possible that, at any given time, the assets of Investment Funds in which the Fund has invested will, in the aggregate, be invested in a single industry or group of related industries constituting 25% or more of the value of their combined total assets. However, because these circumstances may arise, the Fund is subject to greater investment risk to the extent that a significant portion of its assets may at times be invested, through investments the Fund makes in the Investment Funds, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors. Such Investment Funds are not generally required to provide current information regarding their investments to their investors (including the Fund). Thus, the Fund and the Investment Manager may not be able to determine at any given time whether or the extent to which Investment Funds, in the aggregate, have invested 25% or more of their combined assets in any particular industry.

Repurchase Offers. The Fund will offer to purchase only a small portion of its Shares (generally each quarter), and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased. The decision to offer to repurchase Shares is in the complete and absolute discretion of the Board and the Board may, under certain circumstances, elect not to offer to repurchase Shares.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Investment Manager would otherwise want, potentially resulting in losses, and may increase the Fund’s portfolio turnover, subject to such policies as may be established by the Board in an attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. However, although the amount payable to the Shareholder will be based on the value of the Fund’s assets as of the repurchase date, the value of Shares that are tendered by Shareholders generally will not be determined until a date approximately one month later. Thus, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares.

Limited Liquidity; In-Kind Distributions. Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made from time to time by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund expects to distribute cash to the Shareholders for Shares that are repurchased. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. Investment Funds may be permitted to redeem their interests in-kind. Thus, the Investment Funds may pay the Fund’s redemption proceeds in securities that are illiquid or difficult to value. In these circumstances, the Fund would seek to dispose of these securities in a manner that is in the best interests of the Fund. The Fund does not intend to make in-kind distributions to the Shareholders.

In addition, in extreme cases, the Fund may not be able to complete repurchases if it is unable to redeem a portion of its investment in Investment Funds due to the Investment Funds’ holding of illiquid investments.

Borrowing, Use of Leverage. The Fund may leverage its investments with the Underlying Managers by “borrowing.” In addition, the strategies implemented by the Underlying Managers typically are leveraged. The use of leverage increases both risk and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) swap agreements or other derivative instruments, (iii) employing certain Underlying Managers (many of which trade on margin and do not generally need additional capital in order to increase the level of the positions they acquire for it) to trade on the notional value of equity derivatives contracts (which is the value of the shares that are controlled rather than the cost of the transaction) or (iv) a combination of these methods. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness). These limits do not apply to the Investment Funds and, therefore, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds.

Derivative instruments. The Fund and some or all of the Investment Funds may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Investment Funds could present significant risks, including the risk of losses in excess of the amounts invested.

Legal, Tax and Regulatory. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory and tax environment for derivative instruments in which underlying managers may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies.

On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act relating to a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to be a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote.as a limited derivatives user. Rule 18f-4 under the Investment Company Act may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

Similarly, the regulatory environment for leveraged investors and for hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or hedge funds may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation relating to hedge fund managers, hedge funds and funds of hedge funds could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Investment Funds or the Fund and/or limit potential investment strategies that would have otherwise been used by the Underlying Managers or the Fund in order to seek to obtain higher returns.

In addition, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund, Underlying Managers or their investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or Investment Funds invest could have a material effect on the tax consequences to the shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

NON-QUALIFICATION AS A RIC. If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to shareholders. The Fund may also invest, either directly or indirectly through a subsidiary, in Investment Funds.

To the extent that the Fund invests in Investment Funds directly and not through a corporate subsidiary, the Fund’s ability to meet the RIC diversification and income requirements will depend upon the investments held by such Investment Funds and the nature of the income produced by such investments. If the Fund does not qualify as a RIC in any taxable year, the Fund’s taxable income will be subject to federal corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to shareholders as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income, which is subject to tax at reduced rates, in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

Non-Diversified Status. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Cybersecurity Risk. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund, the Investment Funds and their affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. Computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of the Investment Funds or their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

Special Risks of Fund of Funds Structure

No Registration. Certain Investment Funds will not be registered as investment companies under the Investment Company Act. Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Investment Funds. In addition, such Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Manager to monitor whether holdings of the Investment Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

The SEC adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 under the Investment Company Act permits more types of fund of funds arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 was effective as of January 19, 2021.

Multiple Levels of Fees and Expenses. Although in many cases investor access to the Investment Funds may be limited or unavailable, an investor who meets the conditions imposed by an Investment Fund may be able to invest directly with the Investment Fund. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees and performance-based fees and allocations, if any. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Investment Manager, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Investment Fund directly or in a closed-end fund which did not utilize a “fund of funds” structure.

Certain Investment Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Investment Funds and the Fund generally. Accordingly, an Underlying Manager to an Investment Fund with positive performance may receive performance-based compensation from the Investment Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. Generally, fees payable to Underlying Managers of the Investment Funds will range from 0.00% to 2.00% (annualized) of the average NAV of the Fund’s investment. In addition, certain Underlying Managers charge an incentive allocation or fee generally ranging from 0.00% to 20.00% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Underlying Managers Invest Independently. The Underlying Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Investment Funds do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Investment Funds selected by the Investment Manager may be competing with each other for the same positions in one or more markets. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Liquidity Constraints of Investment Funds. Since the Fund may make additional investments in or affect withdrawals from an Investment Fund only at certain times pursuant to limitations set forth in the governing documents of the Investment Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Investment Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in an Investment Fund promptly after it has made a decision to do so. Some Investment Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders. Investment Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Investment Fund, it may receive securities that are illiquid or difficult to value. See “CALCULATION OF NET ASSET VALUE.” In these circumstances, the Investment Manager does not intend to distribute securities to Shareholders and therefore would seek to dispose of these securities in a manner that is in the best interests of the Fund.

Limitations on the Fund’s ability to withdraw its assets from Investment Funds may, as a result, limit the Fund’s ability to repurchase Shares. For example, many Investment Funds may impose lock-up periods prior to allowing withdrawals, which can be two years or longer from the date of the Fund’s investment. After expiration of the lock-up period, withdrawals may be permitted only on a limited basis, such as semi-annually or annually. Because the primary source of funds to repurchase Shares will be withdrawals from Investment Funds, the application of these lock-ups and other withdrawal limitations, such as gates or suspension provisions, will significantly limit the Fund’s ability to tender its Shares for repurchase.

Valuation of Investment Funds. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations calculated by the Administrator, in accordance with valuation procedures approved by the Board and based on information provided by the Investment Funds or their respective administrators. Although the Investment Manager reviews the valuation procedures used by all Underlying Managers, neither the Investment Manager nor the Administrator can confirm or review the accuracy of valuations provided by Investment Funds or their administrators. An Underlying Manager may face a conflict of interest in valuing such securities since their values will affect the Underlying Manager’s compensation.

If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Investment Manager generally will consider whether the Investment Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in such an Investment Fund quickly, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Manager may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of Investment Funds are completed. Promoting transparency and receiving necessary information from Investment Funds may possibly be an impediment to monitoring the performance of Investment Funds on a regular basis.

High Portfolio Turnover. The Fund’s activities involve investment in the Investment Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Investment Funds may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees. The Fund will have no control over this turnover. It is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income. In addition, the withdrawal of the Fund from an Investment Fund could involve expenses to the Fund under the terms of the Fund’s investment.

Indemnification of Investment Funds. The Underlying Managers often have broad indemnification rights and limitations on liability. The Fund may also agree to indemnify certain of the Investment Funds and, subject to certain limitations imposed by the Investment Company Act and the Securities Act, their Underlying Managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the Investment Funds.

Investments in Non-Voting Securities. In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Investment Fund. This limitation on owning voting securities is intended to ensure that an Investment Fund is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Investment Funds, both by the Fund and other clients of the Investment Manager. To limit its voting interest in certain Investment Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Investment Fund. Other accounts managed by the Investment Manager may also waive its voting rights in a particular Investment Fund (for example, to facilitate investment in small Investment Funds determined to be attractive by the Investment Manager). Subject to the oversight of the Board, the Investment Manager will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Fund and its other clients in the particular Investment Fund. Rights may not be waived or contractually limited for an Investment Fund that does not provide an ongoing ability for follow-on investment, such as an Investment Fund having a single initial funding, closing or commitment, after which no new investment typically would occur. These voting waiver arrangements may increase the ability of the Fund and other clients of the Investment Manager to invest in certain Investment Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of an Investment Fund, the Fund will not be able to vote on matters that require the approval of the interest holders of the Investment Fund, including matters adverse to the Fund’s interests.

Although the Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Investment Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified. There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of an Investment Fund. In these circumstances, transactions between the Fund and an Investment Fund may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Lack of Control over Underlying Managers. The Fund will invest in Investment Funds that it believes will generally, and in the aggregate, be managed in a manner consistent with the Fund’s investment objective and strategy. The Investment Manager will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective. The Investment Manager may be constrained by the withdrawal limitations imposed by private Investment Funds, which may restrict the Fund’s ability to terminate investments in private Investment Funds that are performing poorly or have otherwise had adverse changes. The Investment Manager will be dependent on information provided by the private Investment Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Investment Manager’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives and/or the Fund’s ability to calculate its NAV accurately. By investing in the Fund, a Shareholder will not be deemed to be an investor in any Investment Fund and will not have the ability to exercise any rights attributable to an investor in any such Investment Fund related to their investment.

Investment-Related Risks

General Investment-Related Risks

General Economic and Market Conditions. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, national and international political circumstances and global pandemics. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund in the Investment Funds and, thus, the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Recent Market Circumstances. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions led, and for an unknown period of time will continue to lead, to instability in the marketplace, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The Fund, the Investment Adviser and the Sub-Advisers have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, there can be no assurance that the Fund, its advisers and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s advisers rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

To satisfy any repurchase requests during periods of extreme volatility, such as those associated with COVID-19, it is more likely the Fund will be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value. In addition, any repurchase completed while the Fund has unrealized losses may cause the investors whose shares were repurchased to crystalize their losses even if such unrealized losses do not ultimately convert into realized losses. You should review this prospectus and the SAI to understand the Fund’s discretion to implement temporary defensive measures.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve (the “Fed”), have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates, such as those policy changes are being implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The effect of efforts undertaken by the Fed to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet fully known. Although vaccines for COVID-19 have become more widely available, the duration of the COVID-19 outbreak and its variants and its full impacts are also unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments.

In addition, Russia’s military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this Prospectus.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. See “INTEREST RATE RISK” for more information. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities which, coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions, as evidenced by the bank run on the Silicon Valley Bank (SVB) Financial Group (“SVB”) causing it to be placed into receivership. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively. It is yet to be determined how the bank run on SVB will fully impact the overall performance of the Fund or one or more of its portfolio investments and how similar events may affect the ability of the Fund to execute its investment strategy.

Highly Volatile Markets. Price movements of forwards, futures and other derivative contracts in which an Investment Fund’s assets (and therefore the Fund’s assets) may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Investment Funds are also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges.

Risks of Securities Activities of the Underlying Managers. The Underlying Managers will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. See “RISKS OF SECURITIES ACTIVITIES OF THE UNDERLYING MANAGERS” for further information.

Counterparty Risk. Many of the markets in which the Investment Funds effect their transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent an Investment Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Investment Fund (and therefore the Fund) is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes an Investment Fund (and therefore the Fund) to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Investment Fund (and therefore the Fund) to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where an Investment Fund has concentrated its transactions with a single or small group of counterparties. Investment Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. However, the Investment Manager, with the intent to diversify, intend to attempt to monitor counterparty credit exposure of Investment Funds. The ability of Investment Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Valuation Risk. Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for shares or interests in some of the Fund’s investments, generally including private Investment Funds, to trade. Similarly, investments held by an Investment Fund may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of such investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and other markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund or the Investment Funds in which the Fund invests. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund or an Investment Fund is less than the value of such instruments carried on such fund’s books.

The Fund may value its direct investments and Investment Funds at fair value. In addition, the portfolio investments of the Investment Funds in which the Fund invests may be valued at fair value in accordance with the valuation policies and procedures applicable to such Investment Funds. In general, fair value represents a good faith approximation of the current value of an asset. Shareholders should recognize that fair value pricing involve various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets (including securities and assets held by the Investment Funds), or that fair value pricing will reflect a price that the Fund or an Investment Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, an Investment Fund’s NAV could be adversely affected if the Investment Fund’s determinations regarding the fair value of the Investment Fund’s investments were materially higher than the values that the Investment Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain investments of the Fund and/or the Investment Funds in which the Fund invests. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Fund or an Investment Fund.

The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which the Shares will be repurchased. Consequently, variance in the valuation of the Fund’s investments or in the valuation of the NAV of the Investment Funds in which the Fund invests will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors.

Commitment Strategy Risk. Certain of the instruments in which the Fund invests are structured to draw-down capital from investors through capital calls for purposes of private investments. Investors in such vehicles may not contribute the full amount of their commitment to the investment at the time of their initial purchase. Instead, investors may be required to make incremental contributions pursuant to capital calls. The overall impact on performance due to holding a portion of the investment portfolio in cash could be a drag on the Fund’s performance. If investors in these vehicles employ an “over-commitment” strategy, this could result in insufficient cash to meet such commitments, which could have negative impacts on the Fund such as a reduced ability to pursue its investment strategy; a need to borrow or sell assets at depressed prices, and penalties. The Fund will need to make commitments in advance of knowing the account’s total assets under management at the time the total commitment is fully drawn down. If assets have increased or decreased at a greater level than would normally be expected, the Fund may be significantly under or over its targeted allocation.

Fraud Risk. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

Alternative Investments Risk. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.

Asset Allocation Risk. The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform other asset classes, strategies or available investments.

Investment Strategy-Specific Investment-Related Risks

Risks Associated with the Venture Capital Strategy. Investment by the Fund and Investment Funds in certain companies may involve a high degree of risk in that such companies may be in a relatively early-stage of development with little operating history and with a need for substantial additional capital to support expansion or to achieve or maintain a competitive position. Such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and service capabilities, and a larger number of qualified managerial and technical personnel.

The value of equity securities varies in response to many factors. Factors specific to the company, such as certain decisions by management or loss of a key executive, could result in a decrease in the value of a company’s securities. Factors specific to the industry in which the company participates, such as increased competition, can have a similar effect. The value of a company’s stock can also be adversely affected by changes in financial markets generally, such as an increase in interest rates or a decrease in consumer confidence, that are unrelated to the company itself or its industry.

Non-controlling interests are likely to involve risks that are not present in investments that constitute controlling interests. For example, such investments may not give the Fund or Investment Funds the ability to influence the management of the company or to elect a representative to the company’s board of directors or other governing body. In addition, the management of the company or its shareholders may have economic or business interests which are inconsistent with those of the Fund or the Investment Funds and they may be in a position to take action contrary to the Fund’s or the Investment Funds’ objectives.

In addition, it is likely that the Fund’s or the Investment Funds’ investments will have limited liquidity since it is unlikely that a public market will exist for such investments. The Fund and Investment Funds generally will not be able to sell the underlying securities publicly unless the sale is registered under applicable federal and state securities laws, or unless an exemption from such registration requirements is otherwise available.

Risks of the Private Equity Strategy. Securities issued by private partnerships investing in private equity and other investments may be more illiquid than securities issued by other funds, generally, because the partnerships’ underlying investments may tend to be less liquid than other types of investments. The eventual success or failure of Private Equity investing ultimately hinges on the ability of the Investment Manager or Underlying Managers to attract and develop a steady flow of quality investment opportunities to analyze.

Generally, little public information exists about privately held companies, and the Investment Manager or Underlying Managers will be required to rely on the ability of their management teams to obtain adequate information to evaluate the potential risks and returns involved in investing in these companies. These companies and their financial information will not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Investment Manager or Underlying Managers are unable to uncover all material information about these companies, they may not make a fully informed investment decision, and may lose money on these investments.

Substantially all of the securities of privately held companies will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. See the “RISKS OF SECURITIES ACTIVITIES OF THE INVESTMENT MANAGER - ILLIQUID INVESTMENTS” for a detailed discussion of risks of investing in illiquid securities.

Additionally, privately held companies frequently have less diverse product lines and smaller market presence than larger competitors. All of these factors could affect the Fund’s or the Investment Funds’ investment returns.

Risks of the Long/Short Equity Strategy. The Long/Short Equity strategy primarily involves investments in publicly traded equity instruments in developed countries (generally). The value of equity securities depends on business, economic and other factors affecting its issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

The Long/Short Equity strategy involves short sales. A short sale involves the theoretically unlimited risk of an increase in the market price of the security that would result in a theoretically unlimited loss. There can be no assurance that any hedging techniques employed by the Investment Manager or Underlying Managers will be successful or that the hedging employed by the Investment Manager or Underlying Managers will not have the negative effect of lowering overall returns, or creating losses, in the portfolio or with respect to the applicable position.

Risks of the Global Macro/Managed Futures Strategy. The Global Macro/Managed Futures strategy involves positions in the cash, currency, futures and forward markets. Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund or the Investment Funds agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund or the Investment Funds would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund or the Investment Funds have contracted to receive in the exchange. The Investment Manager’s or Underlying Managers’ success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

Risks of the Credit Based Strategy. The Investment Manager or Underlying Managers may deal in and with restricted or marketable securities and a significant portion of the Fund and the Investment Funds may be invested in restricted securities that may not be registered and for which a market may not be readily available (i.e., not freely traded).

Given liquidity issues, currency risk, credit risk, interest rate risk and geo-political risks, a fund investing in global debt typically experiences significantly more volatility and risk than traditional fixed income funds. Given the markets in which it invests, a significant portion of the Fund and the Investment Funds may be invested in restricted securities that may not be registered and for which a market may not be readily available, and therefore a significant portion of the Fund and the Investment Funds may not be freely traded. Further, an investment in bonds issued by foreign governments or corporations may carry significant geo-political risks, legal risks, currency risks (significant devaluations) and liquidity risks (lack of developed trading markets), among other things.

To mitigate some of these risks, the Investment Manager or Underlying Managers investing in distressed securities may use certain hedging tools, such as “shorting” securities in other portions of the capital structure (e.g., being “long” the high yield debt, distressed securities or global debt position and “short” the issuer’s common stock) in order to mitigate the risk associated with an investment in the company (which may well be highly leveraged). The Investment Manager or Underlying Managers investing in global debt may also attempt to hedge by buying protection for a decline in the native currency or the U.S. dollar in order to mitigate the risk associated with an investment in a particular global debt security. There can be no assurance that any such hedging techniques will be successful or that the hedging employed by the Investment Manager or Underlying Managers will not have the negative effect of lowering overall returns, or creating losses, in the portfolio or with respect to the applicable position.

Risks of the Event Driven Strategy. The Event Driven strategy is research intensive and requires continual review of announced and anticipated events. In addition, the analysis required differs significantly from conventional securities analysis, and many investors may be ill-equipped to analyze certain types of situations or respond to them in a timely manner. Event Driven strategies generally incur significant losses when proposed transactions are not consummated. The consummation of mergers, tender offers, and exchange offers and other significant corporate events can be prevented or delayed by a variety of factors, including: (i) regulatory intervention; (ii) efforts by the target company to pursue a defensive strategy, including a merger with, or a friendly tender offer by, a company other than the offeror; (iii) failure to obtain the necessary shareholder approvals; (iv) adverse market or business conditions resulting in material change or termination of the pending transaction; (v) additional requirements imposed by law; and (vi) inability to obtain adequate financing.

A significant portion of an Event Driven portfolio may be invested in restricted securities that may not be registered and for which a market may not be readily available, and therefore a significant portion of the portfolio may not be freely traded. Investments may involve both U.S. and non-U.S. entities and may utilize leverage. The Fund’s or the Investment Funds’ investment in distressed securities may experience significantly more volatility and risk than traditional fixed income funds. Among the risks inherent in investments in distressed securities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments also may be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry, or specific developments within such companies. Additionally, the Investment Manager’s or Underlying Managers’ anticipated use of short-term margin borrowings results in certain additional risks to the Fund and the Investment Funds. For example, should the securities that are pledged to brokers to secure the Investment Manager’s or Underlying Managers’ margin decline in value, or should brokers from which the Investment Manager or Underlying Managers has borrowed increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), then the Investment Manager or Underlying Managers could be subject to a “margin call,” pursuant to which the Investment Manager or Underlying Managers must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of the assets of the Investment Manager or Underlying Managers, the Investment Manager or Underlying Managers might not be able to liquidate assets quickly enough to pay off the margin debt and might suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

There can be no assurance that any hedging techniques employed by the Investment Manager or Underlying Managers will be successful or that the hedging employed by the Investment Manager or Underlying Managers will not have the negative effect of lowering overall returns, or creating losses, in the portfolio or with respect to the applicable position.

Under the Event Driven Strategy, the Investment Manger may employ a merger arbitrage strategy, which is more cyclical than many other strategies, since it requires a supply of corporate mergers and acquisitions to deploy capital. From time to time, activity within this strategy can be limited. There can be no assurance that any such hedging techniques will be successful or that the hedging employed by the Investment Manager or Underlying Managers will not have the negative effect of lowering overall returns, or creating losses, in the portfolio or with respect to the applicable position.

Acquisitions sometimes fail because the U.S. government, European Union or some other governmental entity does not approve of aspects of a transaction due to anti-trust concerns, tax reasons, subsequent disagreements between the Acquiror or Target as to management transition or corporate governance matters or changing market conditions. Accordingly, the key factors in the successful implementation of merger arbitrage are expertise in regulatory areas such as antitrust, tax, and general corporate law; corporate governance; fundamental analysis and valuation; the ability to assess the probability of a successful outcome; and the ability to access superior market intelligence.

Numerous factors, such as the possibility of litigation between the participants in a transaction, the requirement to obtain mandatory or discretionary consents from various governmental authorities or others, or changes in the terms of a transaction either by the initial participants or as a result of the entry of additional participants, make any evaluation of the outcome of an arbitrage situation uncertain; and these uncertainties may be increased by legal and practical considerations that limit the access of the Investment Manager or Underlying Managers to reliable and timely information concerning material developments affecting pending transactions, or that cause delays in the consummation of transactions resulting in an increase of the Fund’s or the Investment Funds’ costs.

Risks of the Multi-Strategy/Relative Value Strategy. The Multi-Strategy/Relative Value strategy involves investing in one or more strategies that generally maintain positions in which the investment thesis is based on the realization of a valuation discrepancy in the relationship between multiple securities. Under the Multi-Strategy/Relative Value Strategy, the Investment Manager or Underlying Managers may employ various arbitrage strategies, including but not limited to convertible arbitrage, fixed income arbitrage, volatility arbitrage and statistical arbitrage strategies.

The convertible arbitrage strategy necessitates rigorous analysis to determine the portion of the value of the convertible security that is composed of equity-like elements and the portion that is composed of debt-like elements. The success of the investment activities involving convertible arbitrage will depend on the Investment Manager’s or Underlying Managers’ ability to identify and exploit price discrepancies in the market. Identification and exploitation of the market opportunities involve uncertainty. No assurance can be given that the Investment Manager or Underlying Managers will be able to locate investment opportunities or to correctly exploit price discrepancies. In the event that the perceived mis-pricings underlying the Investment Manager’s or Underlying Managers’ positions were to fail to materialize as expected by the Investment Manager or Underlying Managers, the Fund or the Investment Funds could incur a loss.

The principal risk of a fixed income arbitrage strategy is rising interest rates, which often results in a greater decline in the value of the “long” position versus the increase in value of the “short” position. In such a case, the Investment Manager or Underlying Managers will either have to provide additional collateral to the investment bank lender or close the position at a loss. There can be no assurance that any hedging techniques employed by the Investment Manager or Underlying Managers will be successful or that the hedging employed by the Investment Manager or Underlying Managers will not have the negative effect of lowering overall returns, or creating losses, in the portfolio or with respect to the applicable position.

Volatility arbitrage often relies on extensive quantitative modeling, volatility estimation and proprietary in-house trading models. There can be no assurance that any hedging techniques employed by the Investment Manager or Underlying Managers will be successful or that the hedging employed by the Investment Manager or Underlying Managers will not have the negative effect of lowering overall returns, or creating losses, in the portfolio or with respect to the applicable position.

Statistical arbitrage can involve large transaction costs because of the need to simultaneously buy and sell many different stocks and futures, and so leverage is often applied. In addition, sophisticated computer programs are typically needed to keep track of the large number of stocks and futures involved. While statistical arbitrage typically relies on quantitative, computer-driven models, some subjective investment decisions are required of the Investment Manager or Underlying Managers when selecting securities to be “long” and “short.” There can be no assurance that any hedging techniques will be successful or that the hedging employed by the Investment Manager or Underlying Managers will not have the negative effect of lowering overall returns, or creating losses, in the portfolio or with respect to the applicable position.

While the Investment Manager or Underlying Managers that employ volatility arbitrage and statistical arbitrage intend to use “good faith” efforts to carry out such calculations and such programs correctly implement these strategies, there can be no assurance that they will prove successful in doing so. In addition, whether or not such calculations or programs relate to a substantial portion of the investment portfolio of the Fund or the Investment Funds, any errors in this regard could have a material adverse effect on the Fund or the Investment Funds.

Volatility arbitrage and statistical arbitrage strategies are dependent upon various computer and telecommunications technologies. The successful deployment of these strategies, the implementation and operation of these strategies and any future strategies, and various other critical activities of the Investment Manager or Underlying Managers on behalf of the Fund or the Investment Funds could be severely compromised by telecommunications failures, power loss, software-related “system crashes,” fire or water damage, or various other events or circumstances. The Investment Manager or Underlying Managers may not provide comprehensive and foolproof protection against all such events (whether because they believe such to be impractical or prohibitively expensive in terms of financial expenditures and/or scheduling delays, or for other reasons), and are not expected to secure such comprehensive or foolproof protection. Any event that interrupts the Investment Manager’s or Underlying Managers’ computer and/or telecommunications operations, however, could result in, among other things, the inability to establish, modify, liquidate, or monitor the Fund’s or the Investment Funds’ investment portfolio, and, for those and other reasons, could have a material adverse effect on the operating results, financial condition, activities, and prospects of the Fund or the Investment Funds.

Risks of the Short-Term Liquidity Management Strategy. The Fund or the Investment Funds may invest in money market instruments or purchase shares of money market mutual funds or other short duration fixed income funds pending investment of its assets in equity securities, funds or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of shares from shareholders or for other purposes. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation. In lieu of purchasing money market instruments, the Fund or the Investment Funds may purchase shares of money market mutual funds that invest primarily in U.S. government securities and repurchase agreements involving those securities, subject to certain limitations imposed by the Investment Company Act.

It is possible that the U.S. government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. government agency or instrumentality in which the Fund or the Investment Funds invest defaults and the U.S. government does not stand behind the obligation, the Fund’s or the Investment Funds’ share price or yield could fall. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. government Securities owned by the Fund or the Investment Funds do not imply that the Fund’s or the Investment Funds’ shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s or the Investment Funds’ shares will not continue to fluctuate.

Risks of Securities Activities of the Investment Manager

EQUITY SECURITIES. The Fund’s and the Investment Funds’ portfolios may include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. The Investment Manager or Underlying Managers also may invest in depositary receipts relating to non-U.S. securities, which are subject to the risks affecting investments in foreign issuers discussed under “NON-U.S. INVESTMENTS” below. Issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

SHORT POSITIONS. Short positions may comprise a significant portion of the Fund’s or Investment Funds’ overall portfolio. In short selling, the Fund or Investment Fund will sell securities it does not own by borrowing such securities from a third party, such as a broker-dealer. The Fund or Investment Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow a security, the Fund or Investment Fund also may be required to pay a premium, which would increase the cost of the security sold. Short positions may be held for both profit opportunities and for hedging purposes. The Investment Manager or Underlying Managers may from time to time engage in short sales for the Fund or Investment Funds in an approach known as “pairs trading,” where the Fund or Investment Fund combines a long position in a particular security with a short position in a similar security in the same or related industry or sector. Pairs trading may be undertaken for speculative and/or hedging purposes and may be weighted toward either the long or short side of the position. The Investment Manager or Underlying Managers may from time to time also make short sales “against the box”, where the Fund or Investment Funds retain a long position in the same security. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s or the Investment Funds’ loss on a short sale is potentially unlimited. At any particular time, the Fund’s or the Investment Funds’ portfolio overall may be “net long” (i.e., the value of long positions, at cost, will be greater than the net exposure on short positions) or “net short” (net exposure on short positions will be greater than the value of long positions).

ILLIQUID INVESTMENTS. The Investment Manager or Underlying Managers may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and the Investment Manager or Underlying Managers may not be able to sell them when the Investment Manager or Underlying Mangers desire to do so or to realize what the Investment Manager or Underlying Managers perceive to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale.

FOREIGN CURRENCY TRANSACTIONS. The Global Macro Strategy involves positions in the cash, currency, futures and forward markets. The Fund or Investment Funds may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Fund or Investment Funds. The Fund or Investment Funds may also engage in foreign currency transactions for non-hedging purposes to generate returns.

Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund or Investment Funds agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund or Investment Funds would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund or Investment Funds have contracted to receive in the exchange. The Investment Manager’s or Underlying Managers’ success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund or Investment Funds may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Investment Manager or Underlying Managers anticipate purchasing or selling a non-U.S. security. This technique would allow the Investment Manager or Underlying Managers to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Fund or the Investment Funds, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non-hedging purposes, such as when the Investment Manager or Underlying Managers anticipate that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the applicable investment portfolio. Generally, the Fund or Investment Funds are subject to no requirement that they hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

HIGH YIELD SECURITIES RISK. High yield securities (commonly referred to as “junk bonds”) are below investment grade debt securities or comparable unrated securities and are considered predominantly speculative. Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. Changes in economic conditions are also more likely to lead to a weakened capacity to make principal payments and interest payments. The recent economic downturn has severely affected the ability of many highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund’s NAV to the extent that it invests in such securities. In addition, the Fund or the Investment Funds may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings or to take other steps to protect its investment in an issuer.

High yield debt securities generally trade at discounts (sometimes substantial discounts) to par value because many investors are either prohibited from, or willingly avoid, investing due to the complexity of determining the securities’ true risk/reward profile. Accordingly, Credit-Based Sub-Manager Funds investing in high yield debt typically experience significantly more volatility and risk than traditional fixed income Sub-Manager Funds. For example, non-investment grade securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade securities to make principal and interest payments than is the case for higher grade securities.

DISTRESSED SECURITIES. Certain of the companies in whose securities the Fund or the Investment Funds may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic factors affecting a particular industry or specific developments within the companies.

Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund or Investment Funds of the security in respect to which such distribution was made.

In certain transactions, the Fund or the Investment Funds may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

NON-U.S. INVESTMENTS. The Fund or the Investment Funds may invest in securities of non-U.S. companies and countries and non-U.S. Investment Funds. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund or the Investment Funds. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by reduced levels of governmental exchange control regulations; foreign withholding taxes; reduced liquidity in foreign markets; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; other jurisdictions imposing restrictions on investments; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad.

Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Investment Manager’s ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

The Fund and Investment Funds may invest directly or indirectly from time to time in European companies and assets, including investments located in the United Kingdom (“UK”). In June 2016, the UK approved a referendum to leave the European Union (“EU”). The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. The UK began a transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. On January 1, 2021, the UK left the EU Single Market and Customs Union, as well as all EU policies and international agreements. On December 24, 2020, the UK and EU agreed to a trade deal with no tariffs or quotas on products, regulatory and customs cooperation mechanisms as well as provisions ensuring a level playing field for open and fair competition. In March 2021, the UK and EU put in place a regulatory dialogue on financial systems based on a separate memorandum of understanding. Since the referendum, there have been periods of significant volatility in the global stock markets and currency exchange rates, as well as challenging market conditions in the UK. At this time, the impact that the trade deal and any future agreements on services, particularly financial services, will have on the Fund and Investment Funds cannot be predicted, and it is possible that the new terms may adversely affect the Fund.

Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries. Brexit also may cause additional member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets. As a result, markets in the UK, Europe and globally could experience increased volatility and illiquidity, and potentially lower economic growth which in return could potentially have an adverse effect on the value of the Fund’s investments.

COMMODITIES. The Fund or the Investment Funds may purchase or sell derivatives, securities or other instruments that provide exposure to commodities. The Fund’s or the Investment Funds’ investments in commodities-related instruments may subject the Fund or the Investment Funds to greater volatility than investments in traditional securities. The value of commodity-related instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. An unexpected surplus of a commodity caused by one of the aforementioned factors, for example, may cause a significant decrease in the value of the commodity (and a decrease in the value of any investments directly correlated to the commodity). Conversely, an unexpected shortage of a commodity caused by one of the aforementioned factors may cause a significant increase in the value of the commodity (and a decrease in the value of any investments inversely correlated to that commodity). The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. The Fund or the Investment Funds may focus their commodity-related investments in a particular sector of the commodities market (such as gold, oil, metal or agricultural products). As a result, to the extent the Fund or the Investment Funds focus investments in a particular sector of the commodities market, the Fund or the Investment Funds may be more susceptible to risks associated with those sectors, including the risk of due to adverse economic, business or political developments affecting a particular sector.

MEZZANINE DEBT. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES. The Fund or the Investment Funds may invest in asset-backed investments that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. These could include assets such as unsecured consumer or other receivables, credit card receivables, trade receivables, equipment leases, and other assets that produce streams of payments. Asset backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liability, the Fund or the Investment Funds will incur losses. In addition, asset-backed exposures entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund or the Investment Funds with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments.

BONDS AND OTHER FIXED INCOME SECURITIES. The Fund or the Investment Funds may invest in bonds and other fixed income securities, both U.S. and non- U.S., and may take short positions in these securities. The Fund or the Investment Funds will invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; U.S. government securities or debt securities issued or guaranteed by a non-U.S. government; municipal securities; and mortgage-backed and asset backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

INTEREST RATE RISK. The Fund and the Investment Funds are subject to the risks of changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund or the Investment Funds are able to achieve from interest on fixed-income securities, convertible debt and the proceeds of short sales. An increase in interest rates could reduce the value of any fixed income securities and convertible securities owned by the Fund or the Investment Funds. To the extent that the cash flow from a fixed income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate such as the three-month London Interbank Offered Rate (“LIBOR”), may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates. The Fund or the Investment Funds may also invest in floating rate securities. The value of these investments is closely tied to the absolute levels of such rates, or the market’s perception of anticipated changes in those rates. This introduces additional risk factors related to the movements in specific interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks.

A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The Fed has been raising interest rates in light of recent inflationary pressures and interest rates may continue to increase rapidly, thus exposing the Fund’s investments, and therefore the Fund, to the aforementioned risks.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience rising interest rates, rather than falling rates, over its investment horizon. To the extent the Fund or an Investment Fund borrows money to finance its investments, the Fund’s or an Investment Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or an Investment Fund’s financial condition and results of operations.

In addition, a decline in the prices of the debt the Fund or an Investment Fund owns could adversely affect the Fund’s net asset value. Changes in market interest rates could also affect the ability of operating companies in which the Fund or an Investment Fund invests to service debt, which could materially impact the Fund or an Investment Fund in which the Fund may invest, thus impacting the Fund.

LIBOR RISK. The Fund’s and Investment Funds’ investments, interest payment obligations and financing terms may be based on floating rates, such as LIBOR. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. Further, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable fallback provisions.

It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financial Rate Data (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Investment Funds and Fund. The effect of any changes to, or discontinuation of, LIBOR on the Investment Funds and Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts.

The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

The transition process could lead to (i) an increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR, (ii) a reduction in the value of some LIBOR-based investments, or (iii) reduced effectiveness of related Fund transactions, such as hedging. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the completion of the transition. All of the aforementioned may adversely affect the Fund’s performance or NAV.

SOFR RISK. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

SMALL CAPITALIZATION ISSUERS. The Fund or the Investment Funds may invest in smaller capitalization companies, including micro-cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, as these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

LIMITS OF RISK DISCLOSURES. The above discussions of the various risks that are associated with the Fund and its Shares and the related discussion of risks in the SAI include the material risks involved with an investment in the Fund of which the Fund is currently aware. Prospective investors should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful or that the Fund will achieve its investment objective.

Limited Operating History [Member]
General Description of Registrant [Abstract]
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Limited Operating History. The Fund is a recently-organized closed-end management investment company that has limited operating history and no public trading of its shares. The Fund is designed primarily as a long-term investment vehicle and not as a trading tool. An investment in the Fund’s Shares should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective. The value of the Fund’s Shares could decline substantially and cause you to lose some or all of your investment.

Lack Of Operating History Of Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Operating History of Investment Funds. Certain Investment Funds may be newly formed entities that have no operating histories. In such cases, the Investment Manager may evaluate the past investment performance of the applicable Underlying Managers or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in an Investment Fund. Although the Investment Manager and its affiliates and their personnel have experience evaluating the performance of alternative asset managers and providing manager selection and asset allocation services to clients, the Fund’s investment programs should be evaluated on the basis that there can be no assurance that the Investment Manager’s assessments of Underlying Managers, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Industry Concentration Risk. Certain Investment Funds are not subject to industry concentration restrictions on their investments and, in some cases, may invest 25% or more of the value of their total assets in a single industry or group of related industries. Although the Fund does not believe it is likely to occur given the nature of its investment program, it is possible that, at any given time, the assets of Investment Funds in which the Fund has invested will, in the aggregate, be invested in a single industry or group of related industries constituting 25% or more of the value of their combined total assets. However, because these circumstances may arise, the Fund is subject to greater investment risk to the extent that a significant portion of its assets may at times be invested, through investments the Fund makes in the Investment Funds, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors. Such Investment Funds are not generally required to provide current information regarding their investments to their investors (including the Fund). Thus, the Fund and the Investment Manager may not be able to determine at any given time whether or the extent to which Investment Funds, in the aggregate, have invested 25% or more of their combined assets in any particular industry.

Repurchase Offers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers. The Fund will offer to purchase only a small portion of its Shares (generally each quarter), and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased. The decision to offer to repurchase Shares is in the complete and absolute discretion of the Board and the Board may, under certain circumstances, elect not to offer to repurchase Shares.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Investment Manager would otherwise want, potentially resulting in losses, and may increase the Fund’s portfolio turnover, subject to such policies as may be established by the Board in an attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. However, although the amount payable to the Shareholder will be based on the value of the Fund’s assets as of the repurchase date, the value of Shares that are tendered by Shareholders generally will not be determined until a date approximately one month later. Thus, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares.

Limited Liquidity In Kind Distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Liquidity; In-Kind Distributions. Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made from time to time by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund expects to distribute cash to the Shareholders for Shares that are repurchased. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. Investment Funds may be permitted to redeem their interests in-kind. Thus, the Investment Funds may pay the Fund’s redemption proceeds in securities that are illiquid or difficult to value. In these circumstances, the Fund would seek to dispose of these securities in a manner that is in the best interests of the Fund. The Fund does not intend to make in-kind distributions to the Shareholders.

In addition, in extreme cases, the Fund may not be able to complete repurchases if it is unable to redeem a portion of its investment in Investment Funds due to the Investment Funds’ holding of illiquid investments.

Borrowing Use Of Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing, Use of Leverage. The Fund may leverage its investments with the Underlying Managers by “borrowing.” In addition, the strategies implemented by the Underlying Managers typically are leveraged. The use of leverage increases both risk and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) swap agreements or other derivative instruments, (iii) employing certain Underlying Managers (many of which trade on margin and do not generally need additional capital in order to increase the level of the positions they acquire for it) to trade on the notional value of equity derivatives contracts (which is the value of the shares that are controlled rather than the cost of the transaction) or (iv) a combination of these methods. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness). These limits do not apply to the Investment Funds and, therefore, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds.

Derivative Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivative instruments. The Fund and some or all of the Investment Funds may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Investment Funds could present significant risks, including the risk of losses in excess of the amounts invested.

Legal Tax And Regulatory [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal, Tax and Regulatory. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory and tax environment for derivative instruments in which underlying managers may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies.

On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act relating to a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to be a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote.as a limited derivatives user. Rule 18f-4 under the Investment Company Act may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

Similarly, the regulatory environment for leveraged investors and for hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or hedge funds may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation relating to hedge fund managers, hedge funds and funds of hedge funds could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Investment Funds or the Fund and/or limit potential investment strategies that would have otherwise been used by the Underlying Managers or the Fund in order to seek to obtain higher returns.

In addition, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund, Underlying Managers or their investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or Investment Funds invest could have a material effect on the tax consequences to the shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

Non Qualification As A Ric [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-QUALIFICATION AS A RIC. If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to shareholders. The Fund may also invest, either directly or indirectly through a subsidiary, in Investment Funds.

To the extent that the Fund invests in Investment Funds directly and not through a corporate subsidiary, the Fund’s ability to meet the RIC diversification and income requirements will depend upon the investments held by such Investment Funds and the nature of the income produced by such investments. If the Fund does not qualify as a RIC in any taxable year, the Fund’s taxable income will be subject to federal corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to shareholders as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income, which is subject to tax at reduced rates, in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

Non Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund, the Investment Funds and their affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. Computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of the Investment Funds or their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

No Registration [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Registration. Certain Investment Funds will not be registered as investment companies under the Investment Company Act. Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Investment Funds. In addition, such Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Manager to monitor whether holdings of the Investment Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

The SEC adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 under the Investment Company Act permits more types of fund of funds arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 was effective as of January 19, 2021.

Multiple Levels Of Fees And Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Fees and Expenses. Although in many cases investor access to the Investment Funds may be limited or unavailable, an investor who meets the conditions imposed by an Investment Fund may be able to invest directly with the Investment Fund. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees and performance-based fees and allocations, if any. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Investment Manager, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Investment Fund directly or in a closed-end fund which did not utilize a “fund of funds” structure.

Certain Investment Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Investment Funds and the Fund generally. Accordingly, an Underlying Manager to an Investment Fund with positive performance may receive performance-based compensation from the Investment Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. Generally, fees payable to Underlying Managers of the Investment Funds will range from 0.00% to 2.00% (annualized) of the average NAV of the Fund’s investment. In addition, certain Underlying Managers charge an incentive allocation or fee generally ranging from 0.00% to 20.00% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Underlying Managers Invest Independently [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Managers Invest Independently. The Underlying Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Investment Funds do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Investment Funds selected by the Investment Manager may be competing with each other for the same positions in one or more markets. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Liquidity Constraints Of Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Constraints of Investment Funds. Since the Fund may make additional investments in or affect withdrawals from an Investment Fund only at certain times pursuant to limitations set forth in the governing documents of the Investment Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Investment Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in an Investment Fund promptly after it has made a decision to do so. Some Investment Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders. Investment Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Investment Fund, it may receive securities that are illiquid or difficult to value. See “CALCULATION OF NET ASSET VALUE.” In these circumstances, the Investment Manager does not intend to distribute securities to Shareholders and therefore would seek to dispose of these securities in a manner that is in the best interests of the Fund.

Limitations on the Fund’s ability to withdraw its assets from Investment Funds may, as a result, limit the Fund’s ability to repurchase Shares. For example, many Investment Funds may impose lock-up periods prior to allowing withdrawals, which can be two years or longer from the date of the Fund’s investment. After expiration of the lock-up period, withdrawals may be permitted only on a limited basis, such as semi-annually or annually. Because the primary source of funds to repurchase Shares will be withdrawals from Investment Funds, the application of these lock-ups and other withdrawal limitations, such as gates or suspension provisions, will significantly limit the Fund’s ability to tender its Shares for repurchase.

Valuation Of Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Investment Funds. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations calculated by the Administrator, in accordance with valuation procedures approved by the Board and based on information provided by the Investment Funds or their respective administrators. Although the Investment Manager reviews the valuation procedures used by all Underlying Managers, neither the Investment Manager nor the Administrator can confirm or review the accuracy of valuations provided by Investment Funds or their administrators. An Underlying Manager may face a conflict of interest in valuing such securities since their values will affect the Underlying Manager’s compensation.

If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Investment Manager generally will consider whether the Investment Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in such an Investment Fund quickly, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Manager may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of Investment Funds are completed. Promoting transparency and receiving necessary information from Investment Funds may possibly be an impediment to monitoring the performance of Investment Funds on a regular basis.

High Portfolio Turnover [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Portfolio Turnover. The Fund’s activities involve investment in the Investment Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Investment Funds may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees. The Fund will have no control over this turnover. It is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income. In addition, the withdrawal of the Fund from an Investment Fund could involve expenses to the Fund under the terms of the Fund’s investment.

Indemnification Of Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Investment Funds. The Underlying Managers often have broad indemnification rights and limitations on liability. The Fund may also agree to indemnify certain of the Investment Funds and, subject to certain limitations imposed by the Investment Company Act and the Securities Act, their Underlying Managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the Investment Funds.

Investments In Non Voting Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Voting Securities. In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Investment Fund. This limitation on owning voting securities is intended to ensure that an Investment Fund is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Investment Funds, both by the Fund and other clients of the Investment Manager. To limit its voting interest in certain Investment Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Investment Fund. Other accounts managed by the Investment Manager may also waive its voting rights in a particular Investment Fund (for example, to facilitate investment in small Investment Funds determined to be attractive by the Investment Manager). Subject to the oversight of the Board, the Investment Manager will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Fund and its other clients in the particular Investment Fund. Rights may not be waived or contractually limited for an Investment Fund that does not provide an ongoing ability for follow-on investment, such as an Investment Fund having a single initial funding, closing or commitment, after which no new investment typically would occur. These voting waiver arrangements may increase the ability of the Fund and other clients of the Investment Manager to invest in certain Investment Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of an Investment Fund, the Fund will not be able to vote on matters that require the approval of the interest holders of the Investment Fund, including matters adverse to the Fund’s interests.

Although the Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Investment Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified. There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of an Investment Fund. In these circumstances, transactions between the Fund and an Investment Fund may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Lack Of Control Over Underlying Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Control over Underlying Managers. The Fund will invest in Investment Funds that it believes will generally, and in the aggregate, be managed in a manner consistent with the Fund’s investment objective and strategy. The Investment Manager will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective. The Investment Manager may be constrained by the withdrawal limitations imposed by private Investment Funds, which may restrict the Fund’s ability to terminate investments in private Investment Funds that are performing poorly or have otherwise had adverse changes. The Investment Manager will be dependent on information provided by the private Investment Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Investment Manager’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives and/or the Fund’s ability to calculate its NAV accurately. By investing in the Fund, a Shareholder will not be deemed to be an investor in any Investment Fund and will not have the ability to exercise any rights attributable to an investor in any such Investment Fund related to their investment.

General Economic And Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Conditions. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, national and international political circumstances and global pandemics. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund in the Investment Funds and, thus, the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Recent Market Circumstances [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Market Circumstances. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions led, and for an unknown period of time will continue to lead, to instability in the marketplace, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The Fund, the Investment Adviser and the Sub-Advisers have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, there can be no assurance that the Fund, its advisers and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s advisers rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

To satisfy any repurchase requests during periods of extreme volatility, such as those associated with COVID-19, it is more likely the Fund will be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value. In addition, any repurchase completed while the Fund has unrealized losses may cause the investors whose shares were repurchased to crystalize their losses even if such unrealized losses do not ultimately convert into realized losses. You should review this prospectus and the SAI to understand the Fund’s discretion to implement temporary defensive measures.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve (the “Fed”), have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates, such as those policy changes are being implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The effect of efforts undertaken by the Fed to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet fully known. Although vaccines for COVID-19 have become more widely available, the duration of the COVID-19 outbreak and its variants and its full impacts are also unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments.

In addition, Russia’s military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this Prospectus.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. See “INTEREST RATE RISK” for more information. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities which, coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions, as evidenced by the bank run on the Silicon Valley Bank (SVB) Financial Group (“SVB”) causing it to be placed into receivership. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively. It is yet to be determined how the bank run on SVB will fully impact the overall performance of the Fund or one or more of its portfolio investments and how similar events may affect the ability of the Fund to execute its investment strategy.

Highly Volatile Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Highly Volatile Markets. Price movements of forwards, futures and other derivative contracts in which an Investment Fund’s assets (and therefore the Fund’s assets) may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Investment Funds are also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges.

Risks Of Securities Activities Of The Underlying Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Securities Activities of the Underlying Managers. The Underlying Managers will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. See “RISKS OF SECURITIES ACTIVITIES OF THE UNDERLYING MANAGERS” for further information.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk. Many of the markets in which the Investment Funds effect their transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent an Investment Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Investment Fund (and therefore the Fund) is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes an Investment Fund (and therefore the Fund) to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Investment Fund (and therefore the Fund) to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where an Investment Fund has concentrated its transactions with a single or small group of counterparties. Investment Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. However, the Investment Manager, with the intent to diversify, intend to attempt to monitor counterparty credit exposure of Investment Funds. The ability of Investment Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for shares or interests in some of the Fund’s investments, generally including private Investment Funds, to trade. Similarly, investments held by an Investment Fund may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of such investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and other markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund or the Investment Funds in which the Fund invests. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund or an Investment Fund is less than the value of such instruments carried on such fund’s books.

The Fund may value its direct investments and Investment Funds at fair value. In addition, the portfolio investments of the Investment Funds in which the Fund invests may be valued at fair value in accordance with the valuation policies and procedures applicable to such Investment Funds. In general, fair value represents a good faith approximation of the current value of an asset. Shareholders should recognize that fair value pricing involve various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets (including securities and assets held by the Investment Funds), or that fair value pricing will reflect a price that the Fund or an Investment Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, an Investment Fund’s NAV could be adversely affected if the Investment Fund’s determinations regarding the fair value of the Investment Fund’s investments were materially higher than the values that the Investment Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain investments of the Fund and/or the Investment Funds in which the Fund invests. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Fund or an Investment Fund.

The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which the Shares will be repurchased. Consequently, variance in the valuation of the Fund’s investments or in the valuation of the NAV of the Investment Funds in which the Fund invests will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors.

Commitment Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commitment Strategy Risk. Certain of the instruments in which the Fund invests are structured to draw-down capital from investors through capital calls for purposes of private investments. Investors in such vehicles may not contribute the full amount of their commitment to the investment at the time of their initial purchase. Instead, investors may be required to make incremental contributions pursuant to capital calls. The overall impact on performance due to holding a portion of the investment portfolio in cash could be a drag on the Fund’s performance. If investors in these vehicles employ an “over-commitment” strategy, this could result in insufficient cash to meet such commitments, which could have negative impacts on the Fund such as a reduced ability to pursue its investment strategy; a need to borrow or sell assets at depressed prices, and penalties. The Fund will need to make commitments in advance of knowing the account’s total assets under management at the time the total commitment is fully drawn down. If assets have increased or decreased at a greater level than would normally be expected, the Fund may be significantly under or over its targeted allocation.

Fraud Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fraud Risk. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

Alternative Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Alternative Investments Risk. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.

Asset Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset Allocation Risk. The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform other asset classes, strategies or available investments.

Risks Associated With The Venture Capital Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with the Venture Capital Strategy. Investment by the Fund and Investment Funds in certain companies may involve a high degree of risk in that such companies may be in a relatively early-stage of development with little operating history and with a need for substantial additional capital to support expansion or to achieve or maintain a competitive position. Such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and service capabilities, and a larger number of qualified managerial and technical personnel.

The value of equity securities varies in response to many factors. Factors specific to the company, such as certain decisions by management or loss of a key executive, could result in a decrease in the value of a company’s securities. Factors specific to the industry in which the company participates, such as increased competition, can have a similar effect. The value of a company’s stock can also be adversely affected by changes in financial markets generally, such as an increase in interest rates or a decrease in consumer confidence, that are unrelated to the company itself or its industry.

Non-controlling interests are likely to involve risks that are not present in investments that constitute controlling interests. For example, such investments may not give the Fund or Investment Funds the ability to influence the management of the company or to elect a representative to the company’s board of directors or other governing body. In addition, the management of the company or its shareholders may have economic or business interests which are inconsistent with those of the Fund or the Investment Funds and they may be in a position to take action contrary to the Fund’s or the Investment Funds’ objectives.

In addition, it is likely that the Fund’s or the Investment Funds’ investments will have limited liquidity since it is unlikely that a public market will exist for such investments. The Fund and Investment Funds generally will not be able to sell the underlying securities publicly unless the sale is registered under applicable federal and state securities laws, or unless an exemption from such registration requirements is otherwise available.

Risks Of The Private Equity Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of the Private Equity Strategy. Securities issued by private partnerships investing in private equity and other investments may be more illiquid than securities issued by other funds, generally, because the partnerships’ underlying investments may tend to be less liquid than other types of investments. The eventual success or failure of Private Equity investing ultimately hinges on the ability of the Investment Manager or Underlying Managers to attract and develop a steady flow of quality investment opportunities to analyze.

Generally, little public information exists about privately held companies, and the Investment Manager or Underlying Managers will be required to rely on the ability of their management teams to obtain adequate information to evaluate the potential risks and returns involved in investing in these companies. These companies and their financial information will not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Investment Manager or Underlying Managers are unable to uncover all material information about these companies, they may not make a fully informed investment decision, and may lose money on these investments.

Substantially all of the securities of privately held companies will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. See the “RISKS OF SECURITIES ACTIVITIES OF THE INVESTMENT MANAGER - ILLIQUID INVESTMENTS” for a detailed discussion of risks of investing in illiquid securities.

Additionally, privately held companies frequently have less diverse product lines and smaller market presence than larger competitors. All of these factors could affect the Fund’s or the Investment Funds’ investment returns.

Risks Of The Long Short Equity Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of the Long/Short Equity Strategy. The Long/Short Equity strategy primarily involves investments in publicly traded equity instruments in developed countries (generally). The value of equity securities depends on business, economic and other factors affecting its issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

The Long/Short Equity strategy involves short sales. A short sale involves the theoretically unlimited risk of an increase in the market price of the security that would result in a theoretically unlimited loss. There can be no assurance that any hedging techniques employed by the Investment Manager or Underlying Managers will be successful or that the hedging employed by the Investment Manager or Underlying Managers will not have the negative effect of lowering overall returns, or creating losses, in the portfolio or with respect to the applicable position.

Risks Of The Global Macro Managed Futures Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of the Global Macro/Managed Futures Strategy. The Global Macro/Managed Futures strategy involves positions in the cash, currency, futures and forward markets. Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund or the Investment Funds agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund or the Investment Funds would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund or the Investment Funds have contracted to receive in the exchange. The Investment Manager’s or Underlying Managers’ success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

Risks Of The Credit Based Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of the Credit Based Strategy. The Investment Manager or Underlying Managers may deal in and with restricted or marketable securities and a significant portion of the Fund and the Investment Funds may be invested in restricted securities that may not be registered and for which a market may not be readily available (i.e., not freely traded).

Given liquidity issues, currency risk, credit risk, interest rate risk and geo-political risks, a fund investing in global debt typically experiences significantly more volatility and risk than traditional fixed income funds. Given the markets in which it invests, a significant portion of the Fund and the Investment Funds may be invested in restricted securities that may not be registered and for which a market may not be readily available, and therefore a significant portion of the Fund and the Investment Funds may not be freely traded. Further, an investment in bonds issued by foreign governments or corporations may carry significant geo-political risks, legal risks, currency risks (significant devaluations) and liquidity risks (lack of developed trading markets), among other things.

To mitigate some of these risks, the Investment Manager or Underlying Managers investing in distressed securities may use certain hedging tools, such as “shorting” securities in other portions of the capital structure (e.g., being “long” the high yield debt, distressed securities or global debt position and “short” the issuer’s common stock) in order to mitigate the risk associated with an investment in the company (which may well be highly leveraged). The Investment Manager or Underlying Managers investing in global debt may also attempt to hedge by buying protection for a decline in the native currency or the U.S. dollar in order to mitigate the risk associated with an investment in a particular global debt security. There can be no assurance that any such hedging techniques will be successful or that the hedging employed by the Investment Manager or Underlying Managers will not have the negative effect of lowering overall returns, or creating losses, in the portfolio or with respect to the applicable position.

Risks Of The Event Driven Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of the Event Driven Strategy. The Event Driven strategy is research intensive and requires continual review of announced and anticipated events. In addition, the analysis required differs significantly from conventional securities analysis, and many investors may be ill-equipped to analyze certain types of situations or respond to them in a timely manner. Event Driven strategies generally incur significant losses when proposed transactions are not consummated. The consummation of mergers, tender offers, and exchange offers and other significant corporate events can be prevented or delayed by a variety of factors, including: (i) regulatory intervention; (ii) efforts by the target company to pursue a defensive strategy, including a merger with, or a friendly tender offer by, a company other than the offeror; (iii) failure to obtain the necessary shareholder approvals; (iv) adverse market or business conditions resulting in material change or termination of the pending transaction; (v) additional requirements imposed by law; and (vi) inability to obtain adequate financing.

A significant portion of an Event Driven portfolio may be invested in restricted securities that may not be registered and for which a market may not be readily available, and therefore a significant portion of the portfolio may not be freely traded. Investments may involve both U.S. and non-U.S. entities and may utilize leverage. The Fund’s or the Investment Funds’ investment in distressed securities may experience significantly more volatility and risk than traditional fixed income funds. Among the risks inherent in investments in distressed securities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments also may be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry, or specific developments within such companies. Additionally, the Investment Manager’s or Underlying Managers’ anticipated use of short-term margin borrowings results in certain additional risks to the Fund and the Investment Funds. For example, should the securities that are pledged to brokers to secure the Investment Manager’s or Underlying Managers’ margin decline in value, or should brokers from which the Investment Manager or Underlying Managers has borrowed increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), then the Investment Manager or Underlying Managers could be subject to a “margin call,” pursuant to which the Investment Manager or Underlying Managers must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of the assets of the Investment Manager or Underlying Managers, the Investment Manager or Underlying Managers might not be able to liquidate assets quickly enough to pay off the margin debt and might suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

There can be no assurance that any hedging techniques employed by the Investment Manager or Underlying Managers will be successful or that the hedging employed by the Investment Manager or Underlying Managers will not have the negative effect of lowering overall returns, or creating losses, in the portfolio or with respect to the applicable position.

Under the Event Driven Strategy, the Investment Manger may employ a merger arbitrage strategy, which is more cyclical than many other strategies, since it requires a supply of corporate mergers and acquisitions to deploy capital. From time to time, activity within this strategy can be limited. There can be no assurance that any such hedging techniques will be successful or that the hedging employed by the Investment Manager or Underlying Managers will not have the negative effect of lowering overall returns, or creating losses, in the portfolio or with respect to the applicable position.

Acquisitions sometimes fail because the U.S. government, European Union or some other governmental entity does not approve of aspects of a transaction due to anti-trust concerns, tax reasons, subsequent disagreements between the Acquiror or Target as to management transition or corporate governance matters or changing market conditions. Accordingly, the key factors in the successful implementation of merger arbitrage are expertise in regulatory areas such as antitrust, tax, and general corporate law; corporate governance; fundamental analysis and valuation; the ability to assess the probability of a successful outcome; and the ability to access superior market intelligence.

Numerous factors, such as the possibility of litigation between the participants in a transaction, the requirement to obtain mandatory or discretionary consents from various governmental authorities or others, or changes in the terms of a transaction either by the initial participants or as a result of the entry of additional participants, make any evaluation of the outcome of an arbitrage situation uncertain; and these uncertainties may be increased by legal and practical considerations that limit the access of the Investment Manager or Underlying Managers to reliable and timely information concerning material developments affecting pending transactions, or that cause delays in the consummation of transactions resulting in an increase of the Fund’s or the Investment Funds’ costs.

Risks Of The Multi Strategy Relative Value Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of the Multi-Strategy/Relative Value Strategy. The Multi-Strategy/Relative Value strategy involves investing in one or more strategies that generally maintain positions in which the investment thesis is based on the realization of a valuation discrepancy in the relationship between multiple securities. Under the Multi-Strategy/Relative Value Strategy, the Investment Manager or Underlying Managers may employ various arbitrage strategies, including but not limited to convertible arbitrage, fixed income arbitrage, volatility arbitrage and statistical arbitrage strategies.

The convertible arbitrage strategy necessitates rigorous analysis to determine the portion of the value of the convertible security that is composed of equity-like elements and the portion that is composed of debt-like elements. The success of the investment activities involving convertible arbitrage will depend on the Investment Manager’s or Underlying Managers’ ability to identify and exploit price discrepancies in the market. Identification and exploitation of the market opportunities involve uncertainty. No assurance can be given that the Investment Manager or Underlying Managers will be able to locate investment opportunities or to correctly exploit price discrepancies. In the event that the perceived mis-pricings underlying the Investment Manager’s or Underlying Managers’ positions were to fail to materialize as expected by the Investment Manager or Underlying Managers, the Fund or the Investment Funds could incur a loss.

The principal risk of a fixed income arbitrage strategy is rising interest rates, which often results in a greater decline in the value of the “long” position versus the increase in value of the “short” position. In such a case, the Investment Manager or Underlying Managers will either have to provide additional collateral to the investment bank lender or close the position at a loss. There can be no assurance that any hedging techniques employed by the Investment Manager or Underlying Managers will be successful or that the hedging employed by the Investment Manager or Underlying Managers will not have the negative effect of lowering overall returns, or creating losses, in the portfolio or with respect to the applicable position.

Volatility arbitrage often relies on extensive quantitative modeling, volatility estimation and proprietary in-house trading models. There can be no assurance that any hedging techniques employed by the Investment Manager or Underlying Managers will be successful or that the hedging employed by the Investment Manager or Underlying Managers will not have the negative effect of lowering overall returns, or creating losses, in the portfolio or with respect to the applicable position.

Statistical arbitrage can involve large transaction costs because of the need to simultaneously buy and sell many different stocks and futures, and so leverage is often applied. In addition, sophisticated computer programs are typically needed to keep track of the large number of stocks and futures involved. While statistical arbitrage typically relies on quantitative, computer-driven models, some subjective investment decisions are required of the Investment Manager or Underlying Managers when selecting securities to be “long” and “short.” There can be no assurance that any hedging techniques will be successful or that the hedging employed by the Investment Manager or Underlying Managers will not have the negative effect of lowering overall returns, or creating losses, in the portfolio or with respect to the applicable position.

While the Investment Manager or Underlying Managers that employ volatility arbitrage and statistical arbitrage intend to use “good faith” efforts to carry out such calculations and such programs correctly implement these strategies, there can be no assurance that they will prove successful in doing so. In addition, whether or not such calculations or programs relate to a substantial portion of the investment portfolio of the Fund or the Investment Funds, any errors in this regard could have a material adverse effect on the Fund or the Investment Funds.

Volatility arbitrage and statistical arbitrage strategies are dependent upon various computer and telecommunications technologies. The successful deployment of these strategies, the implementation and operation of these strategies and any future strategies, and various other critical activities of the Investment Manager or Underlying Managers on behalf of the Fund or the Investment Funds could be severely compromised by telecommunications failures, power loss, software-related “system crashes,” fire or water damage, or various other events or circumstances. The Investment Manager or Underlying Managers may not provide comprehensive and foolproof protection against all such events (whether because they believe such to be impractical or prohibitively expensive in terms of financial expenditures and/or scheduling delays, or for other reasons), and are not expected to secure such comprehensive or foolproof protection. Any event that interrupts the Investment Manager’s or Underlying Managers’ computer and/or telecommunications operations, however, could result in, among other things, the inability to establish, modify, liquidate, or monitor the Fund’s or the Investment Funds’ investment portfolio, and, for those and other reasons, could have a material adverse effect on the operating results, financial condition, activities, and prospects of the Fund or the Investment Funds.

Risks Of The Short Term Liquidity Management Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of the Short-Term Liquidity Management Strategy. The Fund or the Investment Funds may invest in money market instruments or purchase shares of money market mutual funds or other short duration fixed income funds pending investment of its assets in equity securities, funds or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of shares from shareholders or for other purposes. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation. In lieu of purchasing money market instruments, the Fund or the Investment Funds may purchase shares of money market mutual funds that invest primarily in U.S. government securities and repurchase agreements involving those securities, subject to certain limitations imposed by the Investment Company Act.

It is possible that the U.S. government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. government agency or instrumentality in which the Fund or the Investment Funds invest defaults and the U.S. government does not stand behind the obligation, the Fund’s or the Investment Funds’ share price or yield could fall. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. government Securities owned by the Fund or the Investment Funds do not imply that the Fund’s or the Investment Funds’ shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s or the Investment Funds’ shares will not continue to fluctuate.

Equity Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EQUITY SECURITIES. The Fund’s and the Investment Funds’ portfolios may include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. The Investment Manager or Underlying Managers also may invest in depositary receipts relating to non-U.S. securities, which are subject to the risks affecting investments in foreign issuers discussed under “NON-U.S. INVESTMENTS” below. Issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

Short Positions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SHORT POSITIONS. Short positions may comprise a significant portion of the Fund’s or Investment Funds’ overall portfolio. In short selling, the Fund or Investment Fund will sell securities it does not own by borrowing such securities from a third party, such as a broker-dealer. The Fund or Investment Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow a security, the Fund or Investment Fund also may be required to pay a premium, which would increase the cost of the security sold. Short positions may be held for both profit opportunities and for hedging purposes. The Investment Manager or Underlying Managers may from time to time engage in short sales for the Fund or Investment Funds in an approach known as “pairs trading,” where the Fund or Investment Fund combines a long position in a particular security with a short position in a similar security in the same or related industry or sector. Pairs trading may be undertaken for speculative and/or hedging purposes and may be weighted toward either the long or short side of the position. The Investment Manager or Underlying Managers may from time to time also make short sales “against the box”, where the Fund or Investment Funds retain a long position in the same security. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s or the Investment Funds’ loss on a short sale is potentially unlimited. At any particular time, the Fund’s or the Investment Funds’ portfolio overall may be “net long” (i.e., the value of long positions, at cost, will be greater than the net exposure on short positions) or “net short” (net exposure on short positions will be greater than the value of long positions).

Illiquid Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ILLIQUID INVESTMENTS. The Investment Manager or Underlying Managers may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and the Investment Manager or Underlying Managers may not be able to sell them when the Investment Manager or Underlying Mangers desire to do so or to realize what the Investment Manager or Underlying Managers perceive to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale.

Foreign Currency Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FOREIGN CURRENCY TRANSACTIONS. The Global Macro Strategy involves positions in the cash, currency, futures and forward markets. The Fund or Investment Funds may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Fund or Investment Funds. The Fund or Investment Funds may also engage in foreign currency transactions for non-hedging purposes to generate returns.

Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund or Investment Funds agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund or Investment Funds would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund or Investment Funds have contracted to receive in the exchange. The Investment Manager’s or Underlying Managers’ success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund or Investment Funds may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Investment Manager or Underlying Managers anticipate purchasing or selling a non-U.S. security. This technique would allow the Investment Manager or Underlying Managers to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Fund or the Investment Funds, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non-hedging purposes, such as when the Investment Manager or Underlying Managers anticipate that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the applicable investment portfolio. Generally, the Fund or Investment Funds are subject to no requirement that they hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

HIGH YIELD SECURITIES RISK. High yield securities (commonly referred to as “junk bonds”) are below investment grade debt securities or comparable unrated securities and are considered predominantly speculative. Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. Changes in economic conditions are also more likely to lead to a weakened capacity to make principal payments and interest payments. The recent economic downturn has severely affected the ability of many highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund’s NAV to the extent that it invests in such securities. In addition, the Fund or the Investment Funds may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings or to take other steps to protect its investment in an issuer.

High yield debt securities generally trade at discounts (sometimes substantial discounts) to par value because many investors are either prohibited from, or willingly avoid, investing due to the complexity of determining the securities’ true risk/reward profile. Accordingly, Credit-Based Sub-Manager Funds investing in high yield debt typically experience significantly more volatility and risk than traditional fixed income Sub-Manager Funds. For example, non-investment grade securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade securities to make principal and interest payments than is the case for higher grade securities.

Distressed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DISTRESSED SECURITIES. Certain of the companies in whose securities the Fund or the Investment Funds may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic factors affecting a particular industry or specific developments within the companies.

Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund or Investment Funds of the security in respect to which such distribution was made.

In certain transactions, the Fund or the Investment Funds may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

Non U. S. Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-U.S. INVESTMENTS. The Fund or the Investment Funds may invest in securities of non-U.S. companies and countries and non-U.S. Investment Funds. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund or the Investment Funds. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by reduced levels of governmental exchange control regulations; foreign withholding taxes; reduced liquidity in foreign markets; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; other jurisdictions imposing restrictions on investments; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad.

Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Investment Manager’s ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

The Fund and Investment Funds may invest directly or indirectly from time to time in European companies and assets, including investments located in the United Kingdom (“UK”). In June 2016, the UK approved a referendum to leave the European Union (“EU”). The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. The UK began a transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. On January 1, 2021, the UK left the EU Single Market and Customs Union, as well as all EU policies and international agreements. On December 24, 2020, the UK and EU agreed to a trade deal with no tariffs or quotas on products, regulatory and customs cooperation mechanisms as well as provisions ensuring a level playing field for open and fair competition. In March 2021, the UK and EU put in place a regulatory dialogue on financial systems based on a separate memorandum of understanding. Since the referendum, there have been periods of significant volatility in the global stock markets and currency exchange rates, as well as challenging market conditions in the UK. At this time, the impact that the trade deal and any future agreements on services, particularly financial services, will have on the Fund and Investment Funds cannot be predicted, and it is possible that the new terms may adversely affect the Fund.

Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries. Brexit also may cause additional member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets. As a result, markets in the UK, Europe and globally could experience increased volatility and illiquidity, and potentially lower economic growth which in return could potentially have an adverse effect on the value of the Fund’s investments.

Commodities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COMMODITIES. The Fund or the Investment Funds may purchase or sell derivatives, securities or other instruments that provide exposure to commodities. The Fund’s or the Investment Funds’ investments in commodities-related instruments may subject the Fund or the Investment Funds to greater volatility than investments in traditional securities. The value of commodity-related instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. An unexpected surplus of a commodity caused by one of the aforementioned factors, for example, may cause a significant decrease in the value of the commodity (and a decrease in the value of any investments directly correlated to the commodity). Conversely, an unexpected shortage of a commodity caused by one of the aforementioned factors may cause a significant increase in the value of the commodity (and a decrease in the value of any investments inversely correlated to that commodity). The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. The Fund or the Investment Funds may focus their commodity-related investments in a particular sector of the commodities market (such as gold, oil, metal or agricultural products). As a result, to the extent the Fund or the Investment Funds focus investments in a particular sector of the commodities market, the Fund or the Investment Funds may be more susceptible to risks associated with those sectors, including the risk of due to adverse economic, business or political developments affecting a particular sector.

Mezzanine Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MEZZANINE DEBT. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Asset Backed Including Mortgage Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES. The Fund or the Investment Funds may invest in asset-backed investments that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. These could include assets such as unsecured consumer or other receivables, credit card receivables, trade receivables, equipment leases, and other assets that produce streams of payments. Asset backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liability, the Fund or the Investment Funds will incur losses. In addition, asset-backed exposures entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund or the Investment Funds with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments.

Bonds And Other Fixed Income Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BONDS AND OTHER FIXED INCOME SECURITIES. The Fund or the Investment Funds may invest in bonds and other fixed income securities, both U.S. and non- U.S., and may take short positions in these securities. The Fund or the Investment Funds will invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; U.S. government securities or debt securities issued or guaranteed by a non-U.S. government; municipal securities; and mortgage-backed and asset backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INTEREST RATE RISK. The Fund and the Investment Funds are subject to the risks of changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund or the Investment Funds are able to achieve from interest on fixed-income securities, convertible debt and the proceeds of short sales. An increase in interest rates could reduce the value of any fixed income securities and convertible securities owned by the Fund or the Investment Funds. To the extent that the cash flow from a fixed income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate such as the three-month London Interbank Offered Rate (“LIBOR”), may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates. The Fund or the Investment Funds may also invest in floating rate securities. The value of these investments is closely tied to the absolute levels of such rates, or the market’s perception of anticipated changes in those rates. This introduces additional risk factors related to the movements in specific interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks.

A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The Fed has been raising interest rates in light of recent inflationary pressures and interest rates may continue to increase rapidly, thus exposing the Fund’s investments, and therefore the Fund, to the aforementioned risks.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience rising interest rates, rather than falling rates, over its investment horizon. To the extent the Fund or an Investment Fund borrows money to finance its investments, the Fund’s or an Investment Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or an Investment Fund’s financial condition and results of operations.

In addition, a decline in the prices of the debt the Fund or an Investment Fund owns could adversely affect the Fund’s net asset value. Changes in market interest rates could also affect the ability of operating companies in which the Fund or an Investment Fund invests to service debt, which could materially impact the Fund or an Investment Fund in which the Fund may invest, thus impacting the Fund.

Libor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR RISK. The Fund’s and Investment Funds’ investments, interest payment obligations and financing terms may be based on floating rates, such as LIBOR. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. Further, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable fallback provisions.

It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financial Rate Data (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Investment Funds and Fund. The effect of any changes to, or discontinuation of, LIBOR on the Investment Funds and Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts.

The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

The transition process could lead to (i) an increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR, (ii) a reduction in the value of some LIBOR-based investments, or (iii) reduced effectiveness of related Fund transactions, such as hedging. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the completion of the transition. All of the aforementioned may adversely affect the Fund’s performance or NAV.

Sofr Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR RISK. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Small Capitalization Issuers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SMALL CAPITALIZATION ISSUERS. The Fund or the Investment Funds may invest in smaller capitalization companies, including micro-cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, as these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

Limits Of Risk Disclosures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITS OF RISK DISCLOSURES. The above discussions of the various risks that are associated with the Fund and its Shares and the related discussion of risks in the SAI include the material risks involved with an investment in the Fund of which the Fund is currently aware. Prospective investors should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful or that the Fund will achieve its investment objective.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
Contact Personnel Name	Terrance P. Gallagher

[1]	For its provision of advisory services to the Fund, the Investment Manager is entitled to an annual Investment Management Fee equal to 0.50% of the Fund’s net assets determined as of quarter-end, payable quarterly in arrears. The Investment Management Fee will be calculated before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.
[2]	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.
[3]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Investment Funds. Private Investment Funds generally charge, in addition to management fees calculated as a percentage of the average NAV of the Fund’s investment, performance-based fees generally from 0% to 20% of the net capital appreciation in the Fund’s investment for the year or other measurement period, subject to loss carryforward provisions, as defined in the respective Investment Funds’ agreements. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Managers (Investment Funds), which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
[4]	Total and Net Annual Expenses in this table may not correlate to the gross and net ratios of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	The Investment Manager has entered into an investment management fee limitation agreement (the “Management Fee Limitation Agreement”) with the Fund, whereby the Investment Manager has agreed to waive 0.40% of its Investment Management Fee on an annualized basis. The Management Fee Limitation Agreement became effective for one year following the Commencement of Operations and automatically renews for consecutive one-year terms thereafter (each a “Current Term”). Neither the Fund nor the Investment Manager may terminate the Management Fee Limitation Agreement during a Current Term.